Common Stock Warrants (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock Warrants Details 2
Warrants outstanding	39,686,489	37,223,200	36,500,000
Warrants cancelled	(169,289)
Warrants granted	410,000	3,183,289	723,200
Warrants exercised	(287,200)	(720,000)
Warrants outstanding	39,640,000	39,686,489	37,223,200
Warrant exercisable outstanding	39,640,000	38,746,489
Warrants outstanding weighted average exercise price	$ 0.11138	$ 0.00195	$ 0.00001
Warrants cancelled weighted average exercise price	$ (0.4362)
Warrants granted weighted average exercise price	$ 0.9037	$ 1.38054	$ 0.10
Warrants exercised weighted average exercise price	$ (0.1850)	$ (0.06528)
Warrants outstanding weighted average exercise price	$ 0.1177	$ 0.11138	$ 0.00195
Warrant exercisable weighted average exercise price	$ 0.1177